ACCOUNTS AND OTHER RECEIVABLE, NET - Current and Non-current Balances (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Current, net	$ 5,905	$ 4,945
Non-current, net
Accounts receivable	61	60
Retainer on customer contract	47	61
Billing rights	636	572
Total non-current, net	744	693
Total	$ 6,649	$ 5,638